UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Enrique Rendon
Title:      Chief Compliance Officer
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ Enrique Rendon             Indianapolis, IN          May 14, 2010
     ----------------------         ----------------         ------------------
          [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          147

Form 13F Information Table Value Total:      182,174
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
3M Company                     COM             88579Y101    3608    43177     SH             Sole               43177
A F L A C Inc.                 COM             001055102    3863    71159     SH             Sole               71159
AT&T Inc.                      COM             00206R102    3897   150829     SH             Sole              150829
Abbott Laboratories            COM             002824100      40      760     SH             Sole                 760
Accenture Plc.                 COM             G1151C101    2394    57070     SH             Sole               57070
Adobe Systems Inc.             COM             00724F101    3118    88141     SH             Sole               88141
Alcoa Inc.                     COM             013817101       6      400     SH             Sole                 400
Allegheny Energy Inc.          COM             017361106      57     2500     SH             Sole                2500
Allstate Corp                  COM             020002101      10      306     SH             Sole                 306
American Express Co.           COM             025816109      27      654     SH             Sole                 654
Ameriprise Financial Inc.      COM             03076C106       2       50     SH             Sole                  50
Amgen Inc.                     COM             031162100    3517    58781     SH             Sole               58781
Anglo American PLC - Unsponsor COM             03485P201      48     2184     SH             Sole                2184
Anglogold Ashanti Ltd New ADR  COM             035128206      15      400     SH             Sole                 400
Apple Inc.                     COM             037833100      21       90     SH             Sole                  90
Archer-Daniels-Midland Co.     COM             039483102      17      600     SH             Sole                 600
Arrow Finl Corp Com            COM             042744102      59     2184     SH             Sole                2184
Automatic Data Processing Inc. COM             053015103      18      400     SH             Sole                 400
Avon Products, Inc.            COM             054303102    3926   115900     SH             Sole              115900
BP PLC ADR                     COM             055622104     161     2822     SH             Sole                2822
Bank of America Corp.          COM             060505104      26     1524     SH             Sole                1524
Bank of New York Co., Inc.     COM             064058100       7      241     SH             Sole                 241
Baxter International Inc.      COM             071813109    2119    36416     SH             Sole               36416
Berkshire Hathaway Inc. Class  COM             084670702      68      842     SH             Sole                 842
Biogen Idec Inc.               COM             09062X103       2       27     SH             Sole                  27
Boeing Co.                     COM             097023105     673     9271     SH             Sole                9271
Bristol-Myers Squibb Co.       COM             110122108    3489   130684     SH             Sole              130684
CVS/Caremark Corp.             COM             126650100    4639   126877     SH             Sole              126877
Canadian Natural Resources Ltd COM             136385101     281     3800     SH             Sole                3800
Caterpillar Inc.               COM             149123101      91     1440     SH             Sole                1440
Cenovus Energy Inc.            COM             15135U109    1454    55468     SH             Sole               55468
Chevron Corp.(formerly Chevron COM             166764100      91     1198     SH             Sole                1198
Cisco Systems Inc.             COM             17275R102    4248   163191     SH             Sole              163191
Colgate Palmolive Co.          COM             194162103    6384    74876     SH             Sole               74876
Comcast Corp. New Class A      COM             20030n101     173     9172     SH             Sole                9172
ConocoPhillips                 COM             20825C104    1410    27554     SH             Sole               27554
Corn Products Intl Inc.        COM             219023108       3      100     SH             Sole                 100
Corning Inc.                   COM             219350105       6      300     SH             Sole                 300
Covidien Plc.                  COM             G2554F105     341     6775     SH             Sole                6775
Crane Corp.                    COM             224399105      43     1200     SH             Sole                1200
C T I Group Holding Inc.       COM             126431105       2    31570     SH             Sole               31570
Cummins Inc.                   COM             231021106     173     2800     SH             Sole                2800
D P L Inc.                     COM             233293109       2      100     SH             Sole                 100
Danaher Corp.                  COM             235851102      11      140     SH             Sole                 140
Dell Inc.                      COM             24702r101       9      650     SH             Sole                 650
Devon Energy Corp. New         COM             25179M103       5       75     SH             Sole                  75
Directv Group Inc.             COM             25459L106      31      905     SH             Sole                 905
Disney (Walt)                  COM             254687106    5258   150624     SH             Sole              150624
Dow Chemical                   COM             260543103      35     1200     SH             Sole                1200
Duke Energy Holding Corp.      COM             26441C105      12      733     SH             Sole                 733
E M C Corp.-Mass               COM             268648102    4363   241831     SH             Sole              241831
Edison International           COM             281020107      31      900     SH             Sole                 900
Electronic Arts                COM             285512109       2      122     SH             Sole                 122
Eli Lilly & Co.                COM             532457108     345     9502     SH             Sole                9502
Emerson Electric               COM             291011104    3624    71999     SH             Sole               71999
EnCana Corp.                   COM             292505104    1752    56468     SH             Sole               56468
Express Scripts Inc.           COM             302182100      13      125     SH             Sole                 125
Exxon Mobil Corp.              COM             30231G102    4794    71569     SH             Sole               71569
Fiserv Inc.                    COM             337738108       9      170     SH             Sole                 170
Freeport-McMoran Copper & Gold COM             35671D857       5       55     SH             Sole                  55
General Dynamics Corp.         COM             369550108      39      548     SH             Sole                 548
General Electric Co.           COM             369604103    1746    95985     SH             Sole               95985
General Mills                  COM             370334104     106     1500     SH             Sole                1500
Goldman Sachs Group Inc.       COM             38141G104    3067    17977     SH             Sole               17977
Halliburton Co. Holding Co.    COM             406216101       9      290     SH             Sole                 290
Hanesbrands, Inc.              COM             410345102     186     6695     SH             Sole                6695
Hanover Ins Group Inc Com      COM             410867105      13      304     SH             Sole                 304
Harley Davidson Inc.           COM             412822108       2       60     SH             Sole                  60
Hewlett-Packard Co.            COM             428236103    3763    70798     SH             Sole               70798
Home Depot Inc.                COM             437076102    4076   125996     SH             Sole              125996
Honeywell International, Inc.  COM             438516106    3861    85297     SH             Sole               85297
Huntington Bancshs Inc.        COM             446150104       0      100     SH             Sole                 100
Idex Corp.                     COM             45167R104      60     1800     SH             Sole                1800
Illinois Tool Works, Inc.      COM             452308109       9      200     SH             Sole                 200
Intel Corp.                    COM             458140100    2812   126143     SH             Sole              126143
International Business Machine COM             459200101    5015    39105     SH             Sole               39105
J.P. Morgan Chase & Co.        COM             46625H100      54     1197     SH             Sole                1197
Johnson & Johnson              COM             478160104    3851    59057     SH             Sole               59057
Kellogg Co                     COM             487836108     118     2200     SH             Sole                2200
Keycorp Inc.                   COM             493267108       0      100     SH             Sole                 100
Kimberly-Clark Corp.           COM             494368103    4673    74318     SH             Sole               74318
Kohls Corporation              COM             500255104    3249    59315     SH             Sole               59315
Korea Electric Power Corp. ADR COM             500631106      44     2700     SH             Sole                2700
Legg Mason Inc.                COM             524901105       2       60     SH             Sole                  60
Lincoln National Corp.-Ind     COM             534187109       2       70     SH             Sole                  70
Linear Technology Corp.        COM             535678106       8      300     SH             Sole                 300
Lowe's Companies Inc.          COM             548661107       3      110     SH             Sole                 110
Manpower Inc.                  COM             56418H100       6      105     SH             Sole                 105
Manulife Finl Corp             COM             56501R106      47     2368     SH             Sole                2368
Marathon Oil Corp. (formerly U COM             565849106      13      400     SH             Sole                 400
Marshall & Ilsley CP           COM             571837103       0      100     SH             Sole                 100
Martin Marietta Materials Inc. COM             573284106      58      700     SH             Sole                 700
McCormick & Co.                COM             579780206      77     2000     SH             Sole                2000
McGraw-Hill Cos., Inc.         COM             580645109    3810   106876     SH             Sole              106876
MeadWestvaco Corp.             COM             583334107     274    10734     SH             Sole               10734
Medco Health Solutions, Inc.   COM             58405U102      76     1170     SH             Sole                1170
Medtronic Inc.                 COM             585055106    3933    87338     SH             Sole               87338
Merck & Company Inc.           COM             58933Y105     147     3949     SH             Sole                3949
Metlife, Inc.                  COM             59156R108    2052    47347     SH             Sole               47347
Microsoft Corp.                COM             594918104    4945   168849     SH             Sole              168849
NIKE, Inc. 'B'                 COM             654106103     118     1600     SH             Sole                1600
NV Energy, Inc. fka Sierra Pac COM             67073Y106      37     3000     SH             Sole                3000
National Oilwell Varco, Inc.   COM             637071101    4141   102034     SH             Sole              102034
Newell Rubbermaid Inc.         COM             651229106       0       60     SH             Sole                  60
Nokia Corp. ADR                COM             654902204       7      460     SH             Sole                 460
Oneok Inc New                  COM             682680103       9      200     SH             Sole                 200
Oracle Corp.                   COM             68389X105    4029   156707     SH             Sole              156707
Paychex, Inc.                  COM             704326107    2287    74440     SH             Sole               74440
Pepsico, Inc.                  COM             713448108    5849    88403     SH             Sole               88403
Pfizer, Inc.                   COM             717081103      14      788     SH             Sole                 788
Plum Creek Timber Co. Inc.     COM             729251108      39     1000     SH             Sole                1000
Praxair Inc.                   COM             74005P104    3468    41786     SH             Sole               41786
Procter & Gamble Co.           COM             742718109      39      620     SH             Sole                 620
Prospect Capital Corp.         COM             74348t102       0       19     SH             Sole                  19
Prudential Financial Inc.      COM             744320102    3169    52375     SH             Sole               52375
Pultegroup Inc.                COM             745867101       1      100     SH             Sole                 100
Questar Corp.                  COM             748356102    2709    62702     SH             Sole               62702
Rayonier Inc.                  COM             754907103      48     1050     SH             Sole                1050
Roche Holdings, Ltd. ADR       COM             771195104    2982    73432     SH             Sole               73432
Royal Dutch Shell plc Class A  COM             780259206      58     1000     SH             Sole                1000
Schlumberger Ltd.              COM             806857108      95     1500     SH             Sole                1500
Sherwin Williams Co.           COM             824348106      62      910     SH             Sole                 910
St. Jude Medical Inc.          COM             790849103      52     1275     SH             Sole                1275
Standard & Poor's Depositary R COM             78462F103     328     2805     SH             Sole                2805
TJX Companies                  COM             872540109      19      447     SH             Sole                 447
Teradyne Inc.                  COM             880770102       1      100     SH             Sole                 100
Teva Pharmaceutical ADR        COM             881624209    3543    56160     SH             Sole               56160
Texas Instruments Inc.         COM             882508104      21      856     SH             Sole                 856
Thermo Fisher Scientific Inc.  COM             883556102       6      115     SH             Sole                 115
Total, S.A. ADR F1 REP 1 ORD   COM             89151E109    2931    50512     SH             Sole               50512
Transocean, Ltd.               COM             H8817H100     276     3196     SH             Sole                3196
Tyco International, Ltd.       COM             h89128104     235     6132     SH             Sole                6132
United Parcel Service, Inc. Cl COM             911312106       6      100     SH             Sole                 100
United Technologies Corp.      COM             913017109    4864    66077     SH             Sole               66077
Valero Energy Corp. new        COM             91913Y100       2      110     SH             Sole                 110
Varian Medical Systems         COM             92220P105      55     1000     SH             Sole                1000
Vectren Corporation            COM             92240G101      25     1000     SH             Sole                1000
Wal-Mart Stores Inc.           COM             931142103      15      275     SH             Sole                 275
Walgreen Company               COM             931422109     163     4384     SH             Sole                4384
Wells Fargo & Co.              COM             949746101    1481    47606     SH             Sole               47606
Zimmer Holdings, Inc.          COM             98956P102       4       75     SH             Sole                  75
IShares MSCI EAFE Index        ETF             464287465    6511   116312     SH             Sole              116312
IShares MSCI Emerging Markets  ETF             464287234     718    17047     SH             Sole               17047
Ishares Russell 1000 Growth In ETF             464287614      10      200     SH             Sole                 200
Ishares Russell 1000 Value Ind ETF             464287598       9      150     SH             Sole                 150
Ishares Russell 2000 Index Fun ETF             464287655    1326    19563     SH             Sole               19563
SPDR Gold Trust                ETF             78463v107    7378    67722     SH             Sole               67722